UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ X ]:       Amendment Number: 1

This Amendment (Check only one):     [ X ] is a restatement

                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Toronto Dominion (New York) LLC
Address: 31 West 52nd Street
         New York, New York 10019

Form 13F File Number: 28-11510

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Frank Tripodi
Title: Managing Director, CFO
Phone: 212-827-7333

Signature, Place, and Date of Signing:
       /S/ Frank Tripodi           New York, New York         August 25, 2006
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
None

                              FORM 13F SUMMARY PAGE

      Report summary:

      Number of Other Included Managers: 0

      Form 13F Information Table Entry Total: 16

      Form 13F Information Table Value Total (x$1000): 33,415

LIST OF OTHER INCLUDED MANAGERS:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.       Form 13F File Number        Name

FORM 13F-HR

NAME OF REPORTING MANAGER: TORONTO DOMINION (NEW YORK) LLC

                             30-Jun-06

                                                                                                                     Item 8:
                                                                                  Item 6:               Item 7:  Voting Authority
                                                                                  Investment Discretion Managers     (Shares)
                                                                                  --------------------- -------- ------------------
                                                                                       (b)
                                                   Item 4:                             Shared-
                                                   Fair             Item 5:            As
                              Item 2:   Item 3:    Market           Shares or          Defined  (c)
Item 1:                       Title     CUSIP      Value            Principal     (a)  in       Shared- See      (a)    (b)    (c)
Name of Issuer                of Class  Number     (x$1000)         Amount        Sole Instr. V other   Instr. V Sole   Shared None
----------------------------  --------  ---------  --------         ---------     ---- -------- ------- -------- ------ ------ ----
AMERICAN INTERNATIONAL GROUP  CMN       026874107  101                   1700 SH  Sole                             1700
BRISTOL-MYERS SQUIBB CO       CMN       110122108  62                    2400 SH  Sole                             2400
CAPITAL ONE FINANCIAL CORP    CMN       14040H105  4727                 55316 SH  Sole                            55316
CHEVRON CORP                  CMN       166764100  320                   5100 SH  Sole                             5100
CITIGROUP INC                 CMN       172967101  176                   3600 SH  Sole                             3600
DELL INC                      CMN       24702R101  108                   4400 SH  Sole                             4400
EXXON MOBIL CORP              CMN       30231G102  280                   4500 SH  Sole                             4500
INTEL CORP                    CMN       458140100  79                    4100 SH  Sole                             4100
ISHARES MSCI JAPAN INDEX FD   CMN       464286848  1137                 82000 SH  Sole                            82000
JOHNSON & JOHNSON             CMN       478160104  301                   5000 SH  Sole                             5000
JPMORGAN CHASE & CO           CMN       46625H100  262                   6100 SH  Sole                             6100
MERCK & CO. INC.              CMN       589331107  4                      100 SH  Sole                              100
MICROSOFT CORP                CMN       594918104  270                  11400 SH  Sole                            11400
OIL SERVICE HOLDRS TRUST      CMN       678002106  7                       50 SH  Sole                               50
PHELPS DODGE CORP             CMN       717265102  17                     200 PUT Sole                              200
SPDR TRUST SERIES 1           CMN       78462F103  25564               200000 PUT Sole                           200000
                                                             33415